Condensed Consolidated Balance Sheets Components - Prepaid Expenses and Other Current Assets (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 114,367	$ 67,393	$ 54,338
Tax receivables		9,145	17,647
Available-for-sale marketable securities		0	2,368
Other current assets		24,708	2,173
Prepaid expenses and other current assets	$ 299,229	$ 101,246	$ 76,526